General information, Statement of Compliance with IFRS and Going concern assumption - Schedule of ownership percentages (Details)		6 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Shareholding %	100.00%
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%
Major business activities		Manufacture & distribute G-Glass	Manufacture & distribute G-Glass
Jaguar Global Growth Korea Co. Ltd [member]
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%
Major business activities		Exchange subsidiary	Exchange subsidiary
G-Frame Co., Ltd. (G-Frame) [member]
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%	100.00%
Major business activities		Manufacture G-Glass related products	Manufacture G-Glass related products	Manufacture G-Glass related products
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe) [member]
Disclosure of subsidiaries [line items]
Shareholding %		76.55%	76.55%	76.55%
Major business activities		Distribute G-Glass	Distribute G-Glass	Distribute G-Glass
G-SMATT Tech [member]
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%	100.00%
Major business activities		Distribute G-Glass	Distribute G-Glass	Distribute G-Glass
G-SMATT America [member]
Disclosure of subsidiaries [line items]
Shareholding %		54.63%	54.63%	54.63%
Major business activities		Distribute G-Glass	Distribute G-Glass	Distribute G-Glass